CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 12,053	$ (66,315)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	4,592	14,890
Amortization of right-of-use assets under operating leases	7,935	10,245
Amortization of intangible assets	9,467	14,720
Unrealized gain on investment in equity securities	0	(4,004)
Share-based compensation expense	2,825	7,804
Bad debt expense	1,354	2,229
Amortization of debt discount	665	666
Amortization of debt issuance costs	847	730
Deferred income taxes	(705)	5,033
Loss on disposal of fixed assets	47	461
Gain on sale of businesses	(88,930)	0
Other non-cash items	137	0
Changes in operating assets and liabilities:
Accounts receivable	2,963	14,973
Prepaid expenses and other current assets	1,146	(4,140)
Other assets	902	947
Accounts payable and accrued expenses	(8,442)	(10,338)
Current and non-current operating lease liabilities	(8,803)	(10,599)
Other current and non-current liabilities	1,542	297
Net cash used in operating activities	(60,405)	(22,401)
Cash flows from investing activities:
Additions to premises and equipment	(1,379)	(2,705)
Proceeds received from sale of equity securities	0	46,622
Proceeds from the sale of businesses	104,141	3,307
Net cash provided by investing activities	102,762	47,224
Cash flows from financing activities:
Proceeds from revolving credit facility	20,000	0
Repayments of long-term debt and revolving credit facility	(20,000)	(46,622)
Debt issuance costs	(531)	0
Proceeds from convertible debt payable to related parties (Note 2)	1,200	0
Distributions to non-controlling interests	(1,959)	(1,101)
Payments of tax withholding on issuance of restricted share units and restricted shares	(1,014)	(1,587)
Net cash used in financing activities	(2,304)	(49,310)
Net increase (decrease) in cash, cash equivalents and restricted cash	40,053	(24,487)
Cash, cash equivalents and restricted cash at the beginning of the period	62,096	86,583
Cash, cash equivalents and restricted cash at the end of the period	102,149	62,096
Supplemental cash flow information:
Interest paid	12,532	15,697
Income taxes paid, net	2,455	2,061
Acquisition of right-of-use assets with operating lease liabilities	7,318	1,075
Reduction of right-of-use assets from operating lease modifications or reassessments	(6,119)	(1,691)
Non-cash investing and financing activities:
Net (decrease) increase in payables for purchases of premises and equipment	$ (116)	$ 139